Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.8%)
	Freeport-McMoRan Inc.	190,165	7,432
	Newmont Corp.	104,268	7,075
	Air Products and Chemicals Inc.	28,737	7,074
	Dow Inc.	95,264	6,476
	Ecolab Inc.	32,588	5,341
	Nucor Corp.	35,316	4,678
	International Flavors & Fragrances Inc.	33,182	4,386
	Fastenal Co.	74,053	3,966
	Albemarle Corp.	15,129	3,940
	LyondellBasell Industries NV Class A	33,618	3,841
	Mosaic Co.	48,260	3,023
	CF Industries Holdings Inc.	27,831	2,749
	International Paper Co.	49,986	2,422
	Celanese Corp. Class A	14,101	2,207
	Steel Dynamics Inc.	24,299	2,075
	FMC Corp.	16,482	2,020
	Eastman Chemical Co.	17,412	1,918
	Avery Dennison Corp.	10,810	1,865
	Reliance Steel & Aluminum Co.	7,977	1,551
	Alcoa Corp.	24,056	1,485
*	Cleveland-Cliffs Inc.	57,990	1,344
	Olin Corp.	18,364	1,208
	Huntsman Corp.	26,942	977
	Royal Gold Inc.	8,444	955
	Chemours Co.	20,844	898
	US Steel Corp.	33,267	834
	Valvoline Inc.	23,286	779
	Ashland Global Holdings Inc.	6,550	701
	Southern Copper Corp.	10,766	665
	Element Solutions Inc.	30,790	655
*	Univar Solutions Inc.	21,021	646
	Hexcel Corp.	11,066	636
	Westlake Corp.	4,160	550
	Timken Co.	8,574	524
	Scotts Miracle-Gro Co.	3,785	358
	NewMarket Corp.	862	284
*	Sylvamo Corp.	4,459	226
			87,764
Consumer Discretionary (14.1%)
*	Amazon.com Inc.	56,340	135,452
*	Tesla Inc.	108,058	81,936
	Home Depot Inc.	135,468	41,013

		Shares	Market Value ($000)
	Costco Wholesale Corp.	57,375	26,749
*	Walt Disney Co.	235,932	26,056
	McDonald's Corp.	96,619	24,368
	Walmart Inc.	183,377	23,588
	NIKE Inc. Class B	160,728	19,103
	Lowe's Cos. Inc.	87,358	17,061
*	Booking Holdings Inc.	5,321	11,938
	Starbucks Corp.	149,207	11,713
*	Netflix Inc.	56,238	11,104
	Target Corp.	62,095	10,052
	TJX Cos. Inc.	154,624	9,829
	Activision Blizzard Inc.	99,846	7,776
	Estee Lauder Cos. Inc. Class A	29,770	7,581
	Ford Motor Co.	508,140	6,951
*	General Motors Co.	178,494	6,904
	Dollar General Corp.	30,211	6,657
	Marriott International Inc. Class A	35,144	6,030
*	O'Reilly Automotive Inc.	8,617	5,490
*	AutoZone Inc.	2,665	5,489
*	Warner Bros Discovery Inc.	288,145	5,316
*	Chipotle Mexican Grill Inc. Class A	3,633	5,095
	Electronic Arts Inc.	36,239	5,025
	Hilton Worldwide Holdings Inc.	35,486	4,999
*	Uber Technologies Inc.	211,084	4,897
*	Dollar Tree Inc.	28,791	4,616
	Yum! Brands Inc.	37,159	4,514
*	Lululemon Athletica Inc.	14,838	4,343
	eBay Inc.	81,216	3,953
	Ross Stores Inc.	45,440	3,863
*	Aptiv plc	35,320	3,752
*	Southwest Airlines Co.	75,989	3,485
*	Delta Air Lines Inc.	83,191	3,468
	DR Horton Inc.	42,683	3,208
*	Copart Inc.	27,290	3,126
*	Trade Desk Inc. Class A	56,555	2,944
*	Ulta Beauty Inc.	6,799	2,877
	Lennar Corp. Class A	34,633	2,779
	Tractor Supply Co.	14,674	2,749
	Paramount Global Inc. Class B	77,214	2,651
	Best Buy Co. Inc.	31,107	2,553
	Yum China Holdings Inc.	55,653	2,530
*	Take-Two Interactive Software Inc.	20,256	2,523
	Genuine Parts Co.	17,900	2,447
*	Expedia Group Inc.	18,872	2,441
	VF Corp.	42,086	2,124
*	CarMax Inc.	21,267	2,111
	Garmin Ltd.	19,548	2,065
*	Spotify Technology SA	18,170	2,049
*	United Airlines Holdings Inc.	42,955	2,046
	Pool Corp.	5,117	2,040
	Darden Restaurants Inc.	16,284	2,035
	Omnicom Group Inc.	26,897	2,007
	LKQ Corp.	35,465	1,823
*	NVR Inc.	401	1,785
*	Live Nation Entertainment Inc.	18,113	1,722
	MGM Resorts International	49,067	1,716
	Domino's Pizza Inc.	4,682	1,700
*	Royal Caribbean Cruises Ltd.	29,160	1,693

		Shares	Market Value ($000)
	Interpublic Group of Cos. Inc.	51,012	1,644
*	Liberty Media Corp.-Liberty Formula One Class C	25,887	1,612
*	Carnival Corp.	116,061	1,611
*	American Airlines Group Inc.	86,602	1,548
*	Las Vegas Sands Corp.	43,382	1,538
	Hasbro Inc.	17,061	1,531
	Advance Auto Parts Inc.	8,058	1,530
*	Burlington Stores Inc.	8,667	1,459
	PulteGroup Inc.	32,240	1,459
	Service Corp. International	20,427	1,430
	Fox Corp. Class A	40,207	1,428
	Whirlpool Corp.	7,478	1,378
*	Caesars Entertainment Inc.	27,049	1,357
*	Etsy Inc.	16,645	1,350
	Vail Resorts Inc.	5,167	1,303
	Bath & Body Works Inc.	31,038	1,273
	BorgWarner Inc. (XNYS)	30,799	1,242
	Williams-Sonoma Inc.	9,442	1,208
	Nielsen Holdings plc	46,861	1,198
	Tapestry Inc.	34,239	1,181
*	Mattel Inc.	46,177	1,160
	Lithia Motors Inc. Class A	3,760	1,145
	Lear Corp.	7,986	1,126
	Newell Brands Inc.	49,434	1,060
*,1	GameStop Corp. Class A	8,386	1,046
	Rollins Inc.	29,117	1,032
*	Floor & Decor Holdings Inc. Class A	13,423	1,013
	Aramark	29,245	1,008
	Churchill Downs Inc.	4,732	958
*	Deckers Outdoor Corp.	3,538	950
*	Five Below Inc.	7,265	949
*	Wynn Resorts Ltd.	14,115	933
	Gentex Corp.	29,842	927
	Wyndham Hotels & Resorts Inc.	11,568	927
*	Liberty Media Corp.- Liberty SiriusXM Class C	22,266	915
*	Capri Holdings Ltd.	18,697	911
	Nexstar Media Group Inc. Class A	5,092	892
	News Corp. Class A	50,672	882
	Polaris Inc.	7,718	822
*	Norwegian Cruise Line Holdings Ltd.	51,232	820
*	SiteOne Landscape Supply Inc.	5,941	798
	Marriott Vacations Worldwide Corp.	5,343	789
*	Planet Fitness Inc. Class A	10,730	755
	New York Times Co. Class A	21,744	750
	H&R Block Inc.	21,108	744
*	Alaska Air Group Inc.	15,256	736
*	Bright Horizons Family Solutions Inc.	7,952	720
	Kohl's Corp.	17,815	718
*	Lyft Inc. Class A	40,366	714
*	Penn National Gaming Inc.	22,339	714
	Toll Brothers Inc.	14,104	712
[1]	Sirius XM Holdings Inc.	110,134	705
*	IAA Inc.	17,809	695
	Harley-Davidson Inc.	19,698	693
*	RH	2,369	687
	Leggett & Platt Inc.	17,271	677
*	Skechers USA Inc. Class A	17,138	675
*	Terminix Global Holdings Inc.	15,386	668

		Shares	Market Value ($000)
	Fox Corp. Class B	19,498	638
	PVH Corp.	9,004	638
	Dick's Sporting Goods Inc.	7,800	634
*	AutoNation Inc.	5,268	630
*	Rivian Automotive Inc. Class A	19,821	622
	Tempur Sealy International Inc.	23,286	614
	Boyd Gaming Corp.	10,340	608
*	Wayfair Inc. Class A	10,202	606
*	DraftKings Inc.	43,999	596
	Ralph Lauren Corp. Class A	5,879	594
*	Hyatt Hotels Corp. Class A	6,640	587
*	YETI Holdings Inc.	12,508	572
	Travel + Leisure Co.	10,671	545
	Hanesbrands Inc.	45,819	544
	AMERCO	1,104	541
	Thor Industries Inc.	6,946	528
	Choice Hotels International Inc.	4,111	526
*	JetBlue Airways Corp.	42,217	453
*	Grand Canyon Education Inc.	4,980	444
	Penske Automotive Group Inc.	3,769	434
*	QuantumScape Corp. Class A	33,355	427
	Wendy's Co.	22,269	415
*	Leslie's Inc.	21,284	413
*	Victoria's Secret & Co.	9,973	411
	Carter's Inc.	5,276	407
*	Liberty Media Corp.- Liberty SiriusXM Class A	9,796	405
*	Madison Square Garden Sports Corp.	2,470	405
*	Ollie's Bargain Outlet Holdings Inc.	8,520	400
	Nordstrom Inc.	14,672	388
	Foot Locker Inc.	11,737	387
	World Wrestling Entertainment Inc. Class A	5,701	381
	Columbia Sportswear Co.	4,826	375
*	Chegg Inc.	19,226	374
*	Carvana Co. Class A	11,872	350
*	Coty Inc. Class A	48,240	342
*	Under Armour Inc. Class A	31,708	335
*	TripAdvisor Inc.	13,349	332
*	Sabre Corp.	43,527	327
	Gap Inc.	27,688	305
*	Six Flags Entertainment Corp.	9,984	293
	News Corp. Class B	16,361	288
*	Copa Holdings SA Class A	4,077	288
*	frontdoor Inc.	11,409	282
*	Driven Brands Holdings Inc.	7,544	218
*	Playtika Holding Corp.	13,623	202
*	Under Armour Inc. Class C	19,647	191
	Qurate Retail Inc. Series A	47,762	172
*	Liberty Media Corp.- Liberty Formula One Class A	2,882	164
*	Mister Car Wash Inc.	10,731	130
*	Petco Health & Wellness Co. Inc. Class A	6,971	111
*	Peloton Interactive Inc. Class A	7,649	107
*	Figs Inc. Class A	12,061	107
	Lennar Corp. Class B	629	42
			701,744
Consumer Staples (5.7%)
	Procter & Gamble Co.	312,320	46,186
	Coca-Cola Co.	503,227	31,895
	PepsiCo Inc.	178,920	30,014

		Shares	Market Value ($000)
	Philip Morris International Inc.	202,251	21,489
	CVS Health Corp.	170,670	16,512
	Altria Group Inc.	236,989	12,819
	Mondelez International Inc. Class A	179,135	11,386
	Colgate-Palmolive Co.	108,242	8,531
	Archer-Daniels-Midland Co.	72,342	6,570
	McKesson Corp.	19,321	6,351
	Corteva Inc.	94,584	5,923
	Kimberly-Clark Corp.	43,775	5,823
	Sysco Corp.	66,230	5,575
	General Mills Inc.	78,708	5,498
	Kroger Co.	95,129	5,039
	Constellation Brands Inc. Class A	20,288	4,980
*	Monster Beverage Corp.	48,481	4,321
	Walgreens Boots Alliance Inc.	92,861	4,070
	Hershey Co.	18,926	4,007
	Kraft Heinz Co.	90,661	3,430
	Tyson Foods Inc. Class A	37,199	3,333
	Keurig Dr Pepper Inc.	90,395	3,140
	McCormick & Co. Inc.	32,715	3,033
	AmerisourceBergen Corp. Class A	18,840	2,916
	Church & Dwight Co. Inc.	31,635	2,849
	Clorox Co.	16,285	2,367
	Kellogg Co.	32,994	2,301
	Bunge Ltd.	17,926	2,121
	Conagra Brands Inc.	61,806	2,033
	Hormel Foods Corp.	37,034	1,802
	J M Smucker Co.	13,830	1,734
*	Darling Ingredients Inc.	21,175	1,696
	Brown-Forman Corp. Class B	24,292	1,606
	Lamb Weston Holdings Inc.	19,250	1,301
	Molson Coors Beverage Co. Class B	23,238	1,298
	Campbell Soup Co.	25,957	1,244
	Casey's General Stores Inc.	4,744	994
*	US Foods Holding Corp	29,027	961
	Ingredion Inc.	8,716	825
	Flowers Foods Inc.	24,244	669
	Albertsons Cos. Inc. Class A	20,834	636
*	Post Holdings Inc.	7,562	622
	Spectrum Brands Holdings Inc.	5,556	488
*	Boston Beer Co. Inc. Class A	1,321	469
*	Grocery Outlet Holding Corp.	11,391	436
	Brown-Forman Corp. Class A	5,480	346
*	Hain Celestial Group Inc.	12,191	321
*	Herbalife Nutrition Ltd.	13,376	291
*	Pilgrim's Pride Corp.	5,954	198
*	Freshpet Inc.	2,639	190
	Reynolds Consumer Products Inc.	6,859	187
*	Olaplex Holdings Inc.	10,675	172
	Seaboard Corp.	30	124
			283,122
Energy (4.7%)
	Exxon Mobil Corp.	549,430	52,745
	Chevron Corp.	251,005	43,840
	ConocoPhillips	171,046	19,219
	EOG Resources Inc.	75,676	10,365
	Schlumberger NV	181,883	8,359
	Marathon Petroleum Corp.	79,642	8,107

		Shares	Market Value ($000)
	Pioneer Natural Resources Co.	27,974	7,775
	Occidental Petroleum Corp.	109,793	7,610
	Valero Energy Corp.	52,981	6,866
	Devon Energy Corp.	87,325	6,541
	Phillips 66	60,680	6,117
	Williams Cos. Inc.	157,216	5,826
	Kinder Morgan Inc.	251,913	4,960
	Halliburton Co.	115,248	4,667
	Hess Corp.	36,063	4,438
	Cheniere Energy Inc.	30,516	4,174
	ONEOK Inc.	57,443	3,783
	Diamondback Energy Inc.	23,495	3,572
	Coterra Energy Inc.	103,404	3,550
	Baker Hughes Co. Class A	95,887	3,450
	Marathon Oil Corp.	100,698	3,165
*	Enphase Energy Inc.	16,923	3,151
	APA Corp.	47,011	2,210
	Targa Resources Corp.	29,083	2,095
	EQT Corp.	39,788	1,899
*	Plug Power Inc.	68,245	1,261
	Texas Pacific Land Corp.	767	1,201
	NOV Inc.	51,369	1,027
*	First Solar Inc.	13,787	973
	HF Sinclair Corp.	19,502	957
*	DTE Midstream LLC	12,300	715
	Continental Resources Inc.	8,481	577
	Antero Midstream Corp.	44,161	480
	New Fortress Energy Inc. Class A	3,352	156
*	Shoals Technologies Group Inc. Class A	6,576	103
*	Fluence Energy Inc.	5,979	59
*	ChargePoint Holdings Inc.	3,737	48
			236,041
Financials (11.3%)
*	Berkshire Hathaway Inc. Class B	237,749	75,124
	JPMorgan Chase & Co.	381,039	50,385
	Bank of America Corp.	922,722	34,325
	Wells Fargo & Co.	504,915	23,110
	S&P Global Inc.	44,997	15,726
	Morgan Stanley	171,756	14,795
	Goldman Sachs Group Inc.	42,469	13,881
	Citigroup Inc.	257,410	13,748
	Charles Schwab Corp.	195,426	13,699
	BlackRock Inc.	18,589	12,438
	Chubb Ltd.	55,519	11,731
	Blackstone Inc.	91,141	10,736
	Marsh & McLennan Cos. Inc.	65,896	10,540
	PNC Financial Services Group Inc.	55,002	9,648
	CME Group Inc.	46,504	9,246
	US Bancorp	173,795	9,223
	Progressive Corp.	75,961	9,068
	Truist Financial Corp.	171,783	8,545
	Aon plc Class A (XNYS)	28,418	7,834
	Intercontinental Exchange Inc.	72,094	7,382
	Moody's Corp.	21,054	6,349
	American International Group Inc.	107,784	6,325
	MetLife Inc.	90,183	6,077
	Travelers Cos. Inc.	31,239	5,593
	Prudential Financial Inc.	49,262	5,234

		Shares	Market Value ($000)
	Aflac Inc.	83,263	5,043
	Allstate Corp.	36,491	4,988
	MSCI Inc. Class A	10,331	4,570
	Bank of New York Mellon Corp.	95,552	4,454
	Arthur J Gallagher & Co.	26,774	4,336
	Discover Financial Services	37,425	4,247
	M&T Bank Corp.	23,250	4,184
	Ameriprise Financial Inc.	14,491	4,003
	KKR & Co. Inc.	72,699	3,985
	T Rowe Price Group Inc.	29,654	3,769
*	SVB Financial Group	7,408	3,619
	First Republic Bank	23,270	3,608
	Fifth Third Bancorp	88,920	3,506
	State Street Corp.	47,474	3,441
	Willis Towers Watson plc	16,191	3,417
	Hartford Financial Services Group Inc.	43,361	3,144
	Northern Trust Corp.	26,617	2,974
	Apollo Global Management Inc.	48,445	2,792
	Regions Financial Corp.	125,628	2,775
	Citizens Financial Group Inc.	64,660	2,676
	Huntington Bancshares Inc.	187,766	2,606
	Cincinnati Financial Corp.	19,557	2,501
	Principal Financial Group Inc.	33,937	2,475
	Raymond James Financial Inc.	24,872	2,450
	KeyCorp	120,904	2,413
*	Markel Corp.	1,738	2,380
	Nasdaq Inc.	15,022	2,332
*	Arch Capital Group Ltd.	47,556	2,257
	Broadridge Financial Solutions Inc.	15,043	2,200
	LPL Financial Holdings Inc.	10,369	2,034
	Ally Financial Inc.	44,154	1,945
	W R Berkley Corp.	26,654	1,896
	FactSet Research Systems Inc.	4,871	1,860
	Brown & Brown Inc.	31,000	1,840
	Signature Bank	8,091	1,750
	Loews Corp.	25,526	1,672
	First Horizon Corp.	68,024	1,553
	Cboe Global Markets Inc.	13,765	1,546
	Fidelity National Financial Inc.	35,481	1,501
	Comerica Inc.	17,184	1,430
*	Alleghany Corp.	1,705	1,422
	Everest Re Group Ltd.	4,977	1,406
	Equitable Holdings Inc.	45,942	1,397
	Lincoln National Corp.	23,948	1,387
	MarketAxess Holdings Inc.	4,904	1,381
	East West Bancorp Inc.	18,402	1,353
	Ares Management Corp. Class A	18,834	1,340
	Assurant Inc.	7,330	1,295
	Globe Life Inc.	13,020	1,270
	Annaly Capital Management Inc.	190,013	1,256
	American Financial Group Inc.	8,691	1,228
	Webster Financial Corp.	23,553	1,156
	First Citizens BancShares Inc. Class A	1,598	1,119
	Reinsurance Group of America Inc.	8,833	1,112
	Western Alliance Bancorp	13,657	1,111
	Zions Bancorp NA	19,440	1,109
	Franklin Resources Inc.	37,351	1,011
	Voya Financial Inc.	14,489	994

		Shares	Market Value ($000)
*	Unum Group	27,102	988
	Commerce Bancshares Inc.	13,498	934
	Tradeweb Markets Inc. Class A	13,736	929
	Cullen/Frost Bankers Inc.	7,347	918
	Jefferies Financial Group Inc.	27,628	912
	Starwood Property Trust Inc.	38,111	910
	RenaissanceRe Holdings Ltd.	5,728	879
	AGNC Investment Corp.	71,702	877
	Stifel Financial Corp.	13,320	855
	Old Republic International Corp.	35,638	852
	Invesco Ltd.	43,704	845
	First American Financial Corp.	13,855	840
	Carlyle Group Inc.	21,240	818
	Popular Inc.	9,977	815
	Synovus Financial Corp.	18,783	801
	Prosperity Bancshares Inc.	10,833	785
	Pinnacle Financial Partners Inc.	9,579	780
	Morningstar Inc.	3,027	778
	SEI Investments Co.	13,034	762
	SLM Corp.	36,459	714
	Affiliated Managers Group Inc.	5,253	702
	Hanover Insurance Group Inc.	4,729	693
	Primerica Inc.	5,254	662
	Interactive Brokers Group Inc. Class A	10,376	639
	Wintrust Financial Corp.	7,247	633
	Janus Henderson Group plc	22,341	628
	OneMain Holdings Inc.	14,177	625
*	Credit Acceptance Corp.	1,035	616
	New Residential Investment Corp.	54,040	611
	Bank OZK	14,681	609
	New York Community Bancorp Inc.	60,274	602
	Axis Capital Holdings Ltd.	10,092	591
	MGIC Investment Corp.	41,128	573
	Evercore Inc. Class A	4,901	560
	Erie Indemnity Co. Class A	3,221	540
	Assured Guaranty Ltd.	9,068	534
	Umpqua Holdings Corp.	28,835	509
	FNB Corp.	41,668	506
	White Mountains Insurance Group Ltd.	399	497
*	Brighthouse Financial Inc.	9,947	489
	PacWest Bancorp	15,272	482
	Lazard Ltd. Class A	13,291	469
	Kemper Corp.	8,436	446
	First Hawaiian Inc.	15,997	410
	Bank of Hawaii Corp.	4,590	365
	BOK Financial Corp.	3,886	335
	Virtu Financial Inc. Class A	11,914	311
*,1	Upstart Holdings Inc.	4,919	248
[1]	Rocket Cos. Inc. Class A	19,364	176
	Mercury General Corp.	3,446	169
	CNA Financial Corp.	1,837	84
	UWM Holdings Corp.	17,194	70
	TFS Financial Corp.	4,622	69
*	GoHealth Inc. Class A	32,350	26
*	Lemonade Inc.	95	2
			561,754
Health Care (13.4%)
	Johnson & Johnson	341,721	61,349

		Shares	Market Value ($000)
	UnitedHealth Group Inc.	122,047	60,631
	Pfizer Inc.	724,770	38,442
	Eli Lilly & Co.	110,008	34,481
	AbbVie Inc.	229,168	33,773
	Merck & Co. Inc.	328,497	30,232
	Thermo Fisher Scientific Inc.	50,949	28,917
	Abbott Laboratories	225,146	26,446
	Danaher Corp.	82,208	21,688
	Bristol-Myers Squibb Co.	282,493	21,314
	Amgen Inc.	72,352	18,576
	Medtronic plc	174,050	17,431
	Anthem Inc.	31,774	16,192
	Cigna Corp.	42,236	11,332
	Stryker Corp.	45,171	10,593
	Gilead Sciences Inc.	162,554	10,542
	Zoetis Inc.	61,657	10,539
*	Intuitive Surgical Inc.	46,084	10,491
	Becton Dickinson and Co.	36,919	9,444
*	Vertex Pharmaceuticals Inc.	32,985	8,861
*	Regeneron Pharmaceuticals Inc.	13,239	8,801
*	Edwards Lifesciences Corp.	80,187	8,087
	Humana Inc.	16,744	7,606
*	Boston Scientific Corp.	183,953	7,544
	HCA Healthcare Inc.	31,792	6,689
*	Moderna Inc.	43,950	6,387
*	Centene Corp.	75,124	6,118
*	IQVIA Holdings Inc.	24,722	5,321
	Agilent Technologies Inc.	38,921	4,965
	Baxter International Inc.	65,040	4,946
*	Illumina Inc.	18,986	4,547
*	IDEXX Laboratories Inc.	11,004	4,309
*	Biogen Inc.	19,053	3,811
	ResMed Inc.	18,669	3,798
*	DexCom Inc.	12,579	3,748
	Cerner Corp.	37,278	3,536
	Zimmer Biomet Holdings Inc.	27,030	3,249
*	Veeva Systems Inc. Class A	18,241	3,106
	Laboratory Corp. of America Holdings	12,080	2,980
	West Pharmaceutical Services Inc.	9,530	2,958
*	Align Technology Inc.	10,295	2,858
*	Horizon Therapeutics plc	28,375	2,545
	STERIS plc	11,014	2,513
*	Avantor Inc.	78,270	2,508
	PerkinElmer Inc.	16,364	2,449
*	Seagen Inc.	17,660	2,396
*	Hologic Inc.	31,774	2,392
*	Catalent Inc.	22,221	2,290
	Quest Diagnostics Inc.	15,796	2,228
	Cooper Cos. Inc.	6,249	2,192
*	Molina Healthcare Inc.	7,487	2,173
	Cardinal Health Inc.	36,229	2,040
*	Alnylam Pharmaceuticals Inc.	15,749	1,981
	Viatris Inc.	157,641	1,934
	Bio-Techne Corp.	5,110	1,889
*	Insulet Corp.	8,659	1,849
*	Incyte Corp.	23,903	1,814
*	BioMarin Pharmaceutical Inc.	23,814	1,789
	Teleflex Inc.	6,079	1,749

		Shares	Market Value ($000)
	Royalty Pharma plc Class A	42,208	1,736
*	ABIOMED Inc.	5,816	1,534
*	Henry Schein Inc.	17,894	1,532
*	Charles River Laboratories International Inc.	6,532	1,529
*	Bio-Rad Laboratories Inc. Class A	2,782	1,496
*	Elanco Animal Health Inc. (XNYS)	58,659	1,390
*	QIAGEN NV	28,762	1,322
*	United Therapeutics Corp.	5,728	1,319
	Organon & Co.	32,854	1,247
*	Repligen Corp.	7,211	1,186
*	Jazz Pharmaceuticals plc	7,844	1,174
	Universal Health Services Inc. Class B	9,297	1,159
*	Exact Sciences Corp.	23,071	1,149
*	Neurocrine Biosciences Inc.	12,230	1,143
	DENTSPLY SIRONA Inc.	28,177	1,115
*	Novocure Ltd.	13,549	1,089
*	Syneos Health Inc.	13,159	972
	Chemed Corp.	1,927	933
*	Masimo Corp.	6,587	925
*	Envista Holdings Corp.	20,943	901
	Encompass Health Corp.	12,992	852
*	Acadia Healthcare Co. Inc.	11,807	840
	Bruker Corp.	13,371	835
*	Sarepta Therapeutics Inc.	11,240	819
*	DaVita Inc.	8,262	805
*	Exelixis Inc.	39,888	731
	Perrigo Co. plc	17,595	701
*	Penumbra Inc.	4,743	697
*	Ionis Pharmaceuticals Inc.	18,798	687
*	Globus Medical Inc. Class A	10,142	675
*	Teladoc Health Inc.	18,373	626
	QuidelOrtho Corp.	6,360	604
*	10X Genomics Inc. Class A	11,417	584
*	Integra LifeSciences Holdings Corp.	9,241	579
*	Tandem Diabetes Care Inc.	8,317	567
	Premier Inc. Class A	15,015	562
*	Novavax Inc.	10,046	556
*	Amedisys Inc.	4,443	515
*	Guardant Health Inc.	12,032	493
*	ICU Medical Inc.	2,593	471
*	Maravai LifeSciences Holdings Inc. Class A	14,664	457
*	agilon health Inc.	22,957	438
*	Natera Inc.	11,685	429
*	Ultragenyx Pharmaceutical Inc.	8,827	414
*	Enovis Corp.	5,917	393
*	Certara Inc.	15,831	322
*	Sotera Health Co.	12,780	272
*	Oak Street Health Inc.	13,663	258
*	Mirati Therapeutics Inc.	6,290	246
*	Embecta Corp.	7,571	188
*	Iovance Biotherapeutics Inc.	23,132	156
*	Adaptive Biotechnologies Corp.	19,058	149
*	Signify Health Inc. Class A	10,715	146
*,1	CureVac NV	7,191	135
*	Zimvie Inc.	3,251	71
*	Definitive Healthcare Corp. Class A	3,274	64
*	Nektar Therapeutics Class A	10,319	36
			667,593

		Shares	Market Value ($000)
Industrials (12.7%)
	Visa Inc. Class A	215,429	45,708
	Mastercard Inc. Class A	112,070	40,106
	Accenture plc Class A	82,565	24,642
	Raytheon Technologies Corp.	193,651	18,420
	Union Pacific Corp.	83,360	18,321
	Honeywell International Inc.	89,135	17,258
	United Parcel Service Inc. Class B	93,835	17,101
	Caterpillar Inc.	70,233	15,160
	Lockheed Martin Corp.	31,493	13,860
	American Express Co.	80,025	13,510
*	PayPal Holdings Inc.	153,033	13,040
	Deere & Co.	36,208	12,954
	Automatic Data Processing Inc.	54,509	12,152
	General Electric Co.	142,196	11,133
	3M Co.	73,984	11,045
*	Boeing Co.	69,914	9,187
	CSX Corp.	286,657	9,113
	Northrop Grumman Corp.	18,994	8,889
	Illinois Tool Works Inc.	40,541	8,435
	Sherwin-Williams Co.	31,260	8,379
	Fidelity National Information Services Inc.	79,041	8,260
*	Fiserv Inc.	77,674	7,781
	Norfolk Southern Corp.	31,025	7,435
	General Dynamics Corp.	32,085	7,216
	Eaton Corp. plc	51,963	7,202
	FedEx Corp.	31,896	7,163
	Emerson Electric Co.	77,619	6,882
	Capital One Financial Corp.	53,275	6,812
	L3Harris Technologies Inc.	25,487	6,140
*	Block Inc. (XNYS)	62,795	5,495
	Paychex Inc.	41,768	5,172
	Johnson Controls International plc	90,986	4,960
	Global Payments Inc.	36,834	4,827
	Parker-Hannifin Corp.	16,684	4,541
	DuPont de Nemours Inc.	66,907	4,540
	Cintas Corp.	11,325	4,511
	Carrier Global Corp.	110,914	4,360
	Trane Technologies plc	30,216	4,172
*	TransDigm Group Inc.	6,835	4,138
	Otis Worldwide Corp.	55,101	4,100
	PPG Industries Inc.	30,901	3,909
	Cummins Inc.	18,607	3,891
	PACCAR Inc.	43,972	3,819
*	Mettler-Toledo International Inc.	2,920	3,755
	AMETEK Inc.	30,118	3,658
	Verisk Analytics Inc. Class A	20,526	3,590
*	Keysight Technologies Inc.	23,762	3,460
	Old Dominion Freight Line Inc.	13,317	3,439
	Rockwell Automation Inc.	15,305	3,263
	Equifax Inc.	15,798	3,200
	Ball Corp.	41,287	2,927
	WW Grainger Inc.	5,908	2,878
	Vulcan Materials Co.	17,232	2,841
*	United Rentals Inc.	9,430	2,812
	Martin Marietta Materials Inc.	8,116	2,754
	Fortive Corp.	42,512	2,626
*	FleetCor Technologies Inc.	10,330	2,570

		Shares	Market Value ($000)
	Amcor plc	195,504	2,561
*	Waters Corp.	7,777	2,550
	Synchrony Financial	67,852	2,513
	Stanley Black & Decker Inc.	21,138	2,509
	Dover Corp.	18,502	2,478
*	Teledyne Technologies Inc.	5,957	2,413
	Ingersoll Rand Inc.	51,130	2,411
*	Zebra Technologies Corp. Class A	6,998	2,367
	Expeditors International of Washington Inc.	21,714	2,363
	Jacobs Engineering Group Inc.	16,674	2,336
*	Trimble Inc.	32,902	2,239
	Westinghouse Air Brake Technologies Corp.	23,279	2,199
	Quanta Services Inc.	18,380	2,187
	TransUnion	25,003	2,170
*	Generac Holdings Inc.	8,084	1,997
	Xylem Inc.	23,471	1,977
	Packaging Corp. of America	12,068	1,898
	IDEX Corp.	9,830	1,883
	Textron Inc.	28,701	1,874
	JB Hunt Transport Services Inc.	10,847	1,872
	CH Robinson Worldwide Inc.	16,714	1,814
	Howmet Aerospace Inc.	50,027	1,789
	Jack Henry & Associates Inc.	9,338	1,757
	Masco Corp.	30,996	1,757
	Crown Holdings Inc.	16,069	1,678
	Carlisle Cos. Inc.	6,590	1,677
	Westrock Co.	33,735	1,636
	Nordson Corp.	7,457	1,625
*	Builders FirstSource Inc.	24,544	1,598
	Snap-on Inc.	6,777	1,504
	Booz Allen Hamilton Holding Corp. Class A	17,018	1,461
	RPM International Inc.	16,534	1,457
*	Bill.com Holdings Inc.	12,251	1,449
	Graco Inc.	21,439	1,357
	Hubbell Inc. Class B	7,139	1,355
*	Fair Isaac Corp.	3,288	1,347
	Allegion plc	11,560	1,291
	Robert Half International Inc.	13,908	1,254
	Owens Corning	12,986	1,241
	Fortune Brands Home & Security Inc.	17,882	1,240
	HEICO Corp. Class A	10,234	1,198
	AECOM	17,066	1,192
	Sealed Air Corp.	18,908	1,176
	Toro Co.	13,544	1,117
	Regal Rexnord Corp.	8,859	1,107
	Huntington Ingalls Industries Inc.	5,178	1,090
*	Middleby Corp.	7,181	1,088
	Pentair plc	21,673	1,087
	Cognex Corp.	22,411	1,085
	Watsco Inc.	4,227	1,081
	Genpact Ltd.	23,688	1,051
	AGCO Corp.	8,135	1,042
*	Berry Global Group Inc.	17,548	1,024
*	Mohawk Industries Inc.	7,173	1,015
	Knight-Swift Transportation Holdings Inc.	20,772	1,010
*	WEX Inc.	5,877	1,001
	A O Smith Corp.	16,604	998
	Sensata Technologies Holding plc	20,784	998

		Shares	Market Value ($000)
*	Trex Co. Inc.	15,246	971
	Lincoln Electric Holdings Inc.	7,061	959
	Western Union Co.	51,262	930
	AptarGroup Inc.	8,543	915
	MKS Instruments Inc.	7,348	907
*	Paylocity Holding Corp.	5,157	902
	Lennox International Inc.	4,230	884
	Advanced Drainage Systems Inc.	8,064	883
*	Axon Enterprise Inc.	8,634	875
*	TopBuild Corp.	4,319	852
	ITT Inc.	11,381	840
	HEICO Corp.	5,856	838
	Littelfuse Inc.	3,101	838
	Woodward Inc.	8,150	828
*	Coherent Inc.	2,999	813
	Donaldson Co. Inc.	15,545	813
	Graphic Packaging Holding Co.	36,367	810
*	Euronet Worldwide Inc.	6,656	806
	Acuity Brands Inc.	4,569	800
	Oshkosh Corp.	8,603	799
	nVent Electric plc	22,452	795
	Brunswick Corp.	10,434	785
	Louisiana-Pacific Corp.	11,279	779
	Sonoco Products Co.	12,989	759
	Landstar System Inc.	4,819	730
*	Axalta Coating Systems Ltd.	26,814	728
*	GXO Logistics Inc.	13,230	718
	Curtiss-Wright Corp.	5,018	712
*	FTI Consulting Inc.	4,208	707
	MDU Resources Group Inc.	25,641	702
*	XPO Logistics Inc.	12,729	680
	Valmont Industries Inc.	2,638	677
	Eagle Materials Inc.	5,180	676
*	MasTec Inc.	7,704	644
	ManpowerGroup Inc.	7,119	638
	BWX Technologies Inc.	12,324	631
	MSA Safety Inc.	4,869	621
	Vontier Corp.	22,150	594
	Crane Holdings Co.	6,186	592
	Flowserve Corp.	17,355	547
	Air Lease Corp. Class A	14,485	545
*	Kirby Corp.	8,006	541
	Allison Transmission Holdings Inc.	13,452	538
	Ryder System Inc.	6,606	529
	Armstrong World Industries Inc.	6,081	508
	MSC Industrial Direct Co. Inc. Class A	5,568	473
	Spirit AeroSystems Holdings Inc. Class A	14,675	461
*	Mercury Systems Inc.	7,632	456
	Silgan Holdings Inc.	10,168	445
	Bread Financial Holdings Inc.	6,664	367
*	AZEK Co. Inc. Class A	15,558	328
*	Esab Corp.	6,291	315
*	Shift4 Payments Inc. Class A	6,046	276
*	Legalzoom.com Inc.	14,445	189
*	Core & Main Inc. Class A	7,765	183
	ADT Inc.	21,649	162
*	TuSimple Holdings Inc. Class A	19,307	158
*	Gates Industrial Corp. plc	12,115	155

		Shares	Market Value ($000)
*	Paysafe Ltd.	53,892	147
*	Hayward Holdings Inc.	9,489	145
	Schneider National Inc. Class B	5,283	128
*	Diversey Holdings Ltd.	11,362	111
*	Ardagh Metal Packaging SA	16,913	102
*	Loyalty Ventures Inc.	5,072	54
*	Ardagh Group SA	2,011	27
*	Virgin Galactic Holdings Inc.	708	5
			632,282
Real Estate (3.4%)
	American Tower Corp.	58,604	15,010
	Prologis Inc.	95,668	12,196
	Crown Castle International Corp.	55,967	10,614
	Equinix Inc.	11,622	7,985
	Public Storage	19,504	6,449
	Digital Realty Trust Inc.	36,491	5,094
	Welltower Inc.	56,416	5,026
	Realty Income Corp.	72,699	4,960
	Simon Property Group Inc.	42,403	4,862
	SBA Communications Corp. Class A	14,066	4,735
	Weyerhaeuser Co.	96,748	3,823
	AvalonBay Communities Inc.	18,038	3,751
*	CBRE Group Inc. Class A	44,376	3,676
	Equity Residential	47,692	3,664
	Alexandria Real Estate Equities Inc.	21,649	3,593
	VICI Properties Inc.	109,460	3,377
*	CoStar Group Inc.	51,142	3,117
	Extra Space Storage Inc.	17,039	3,036
	Ventas Inc.	51,846	2,942
	Invitation Homes Inc.	77,399	2,920
	Mid-America Apartment Communities Inc.	14,929	2,702
	Duke Realty Corp.	49,252	2,602
	Sun Communities Inc.	14,912	2,448
	Essex Property Trust Inc.	8,444	2,397
	Boston Properties Inc.	20,287	2,256
	Healthpeak Properties Inc.	69,578	2,066
	Iron Mountain Inc.	37,220	2,006
	WP Carey Inc.	23,677	1,992
	UDR Inc.	40,931	1,957
	Camden Property Trust	12,941	1,857
	Host Hotels & Resorts Inc.	92,570	1,850
	Kimco Realty Corp.	75,423	1,784
	Equity LifeStyle Properties Inc.	22,950	1,737
	Regency Centers Corp.	21,821	1,488
	Medical Properties Trust Inc.	76,757	1,426
	American Homes 4 Rent Class A	38,088	1,408
	Gaming and Leisure Properties Inc.	29,654	1,388
*	Jones Lang LaSalle Inc.	6,856	1,353
	Rexford Industrial Realty Inc.	20,830	1,330
	CubeSmart	28,477	1,268
	Life Storage Inc.	10,554	1,232
	Federal Realty Investment Trust	10,015	1,151
	American Campus Communities Inc.	17,476	1,136
	Lamar Advertising Co. Class A	11,124	1,090
	National Retail Properties Inc.	22,153	981
	Americold Realty Trust Inc.	35,154	973
	Brixmor Property Group Inc.	38,566	940
	Omega Healthcare Investors Inc.	31,311	932

		Shares	Market Value ($000)
	Kilroy Realty Corp.	15,122	918
	Apartment Income REIT Corp.	20,179	905
	STORE Capital Corp.	32,436	895
	First Industrial Realty Trust Inc.	16,308	867
	Healthcare Trust of America Inc. Class A	28,367	852
	Vornado Realty Trust	23,963	838
	Rayonier Inc.	18,320	755
*	Zillow Group Inc. Class C	17,713	707
	Spirit Realty Capital Inc.	16,267	683
	Cousins Properties Inc.	18,757	648
	Douglas Emmett Inc.	22,445	635
	Park Hotels & Resorts Inc.	32,689	590
	SL Green Realty Corp.	8,943	552
*	Howard Hughes Corp.	6,187	521
	EPR Properties	10,097	517
*	Zillow Group Inc. Class A	12,912	516
	Highwoods Properties Inc.	12,896	507
	JBG SMITH Properties	17,008	439
	Hudson Pacific Properties Inc.	20,776	414
	Orion Office REIT Inc.	9,170	122
			169,461
Technology (26.9%)
	Apple Inc.	2,003,576	298,212
	Microsoft Corp.	978,135	265,926
*	Alphabet Inc. Class A	40,130	91,305
*	Alphabet Inc. Class C	34,802	79,376
	NVIDIA Corp.	310,692	58,012
*	Meta Platforms Inc. Class A	299,501	57,995
	Broadcom Inc.	52,356	30,373
*	Adobe Inc.	61,155	25,470
	Intel Corp.	523,976	23,275
*	Advanced Micro Devices Inc.	212,277	21,623
	Texas Instruments Inc.	119,540	21,130
	QUALCOMM Inc.	146,337	20,958
*	Salesforce Inc.	121,393	19,452
	International Business Machines Corp.	115,967	16,101
	Oracle Corp.	208,948	15,028
	Intuit Inc.	34,461	14,283
	Applied Materials Inc.	115,111	13,501
*	ServiceNow Inc.	25,928	12,121
	Analog Devices Inc.	67,876	11,430
	Micron Technology Inc.	145,411	10,737
	Lam Research Corp.	18,269	9,500
	KLA Corp.	19,690	7,184
	NXP Semiconductors NV	34,361	6,520
	Marvell Technology Inc.	109,890	6,500
*	Palo Alto Networks Inc.	12,555	6,312
*	Synopsys Inc.	19,661	6,276
	Roper Technologies Inc.	13,483	5,965
*	Autodesk Inc.	28,573	5,936
*	Cadence Design Systems Inc.	35,552	5,465
	HP Inc.	140,632	5,462
	Amphenol Corp. Class A	75,510	5,351
	Microchip Technology Inc.	70,674	5,135
*	Fortinet Inc.	17,374	5,110
	Cognizant Technology Solutions Corp. Class A	68,302	5,102
*	Crowdstrike Holdings Inc. Class A	25,942	4,150
*	Twitter Inc.	101,557	4,022

		Shares	Market Value ($000)
*	Workday Inc. Class A	24,910	3,893
	VMware Inc. Class A	28,743	3,682
	Corning Inc.	98,864	3,541
*	Snowflake Inc. Class A	26,496	3,382
*	ON Semiconductor Corp.	54,983	3,336
*	Atlassian Corp. plc Class A	18,251	3,236
*	Datadog Inc. Class A	33,158	3,163
*	Zoom Video Communications Inc. Class A	28,397	3,051
	CDW Corp.	17,579	2,986
*	ANSYS Inc.	11,273	2,935
*	Match Group Inc.	36,984	2,914
*	Gartner Inc.	10,432	2,737
	Monolithic Power Systems Inc.	5,901	2,658
	Hewlett Packard Enterprise Co.	167,811	2,618
*	Western Digital Corp.	40,633	2,466
*	EPAM Systems Inc.	7,029	2,379
	Skyworks Solutions Inc.	21,354	2,325
*	Twilio Inc. Class A	22,060	2,320
	Teradyne Inc.	21,169	2,313
*	VeriSign Inc.	12,658	2,209
*	DocuSign Inc. Class A	25,424	2,133
*	Splunk Inc.	20,765	2,130
*	Akamai Technologies Inc.	20,870	2,109
	NetApp Inc.	28,959	2,084
*	HubSpot Inc.	5,913	1,997
*	MongoDB Inc. Class A	8,334	1,976
	Entegris Inc.	17,493	1,941
*	Cloudflare Inc. Class A	34,405	1,927
	Leidos Holdings Inc.	18,219	1,904
*	Palantir Technologies Inc. Class A	217,709	1,890
	SS&C Technologies Holdings Inc.	28,954	1,853
*	Tyler Technologies Inc.	5,188	1,846
*	Paycom Software Inc.	6,378	1,814
	Dell Technologies Inc. Class C	34,686	1,732
	NortonLifeLock Inc.	70,786	1,723
*	GoDaddy Inc. Class A	22,030	1,653
	Citrix Systems Inc.	15,833	1,594
*	Zscaler Inc.	10,386	1,590
*	PTC Inc.	13,567	1,581
*	Qorvo Inc.	13,992	1,564
*	DoorDash Inc. Class A	19,277	1,483
*	Pinterest Inc. Class A	74,855	1,471
*	Zendesk Inc.	15,687	1,435
*	Okta Inc.	16,773	1,393
	Amdocs Ltd.	15,402	1,338
*	Black Knight Inc.	19,663	1,335
*	F5 Inc.	7,960	1,298
*	Anaplan Inc.	18,626	1,222
*	Wolfspeed Inc.	15,197	1,143
*	DXC Technology Co.	31,867	1,122
	Jabil Inc.	18,091	1,113
*	Globant SA	5,372	1,018
*	Arrow Electronics Inc.	8,409	1,015
*	Ceridian HCM Holding Inc.	17,587	990
*	Avalara Inc.	11,528	976
*	Dynatrace Inc.	25,819	973
*	Manhattan Associates Inc.	8,021	970
*	Clarivate plc	61,348	906

		Shares	Market Value ($000)
*	Guidewire Software Inc.	10,735	858
*	IAC/InterActiveCorp.	10,051	857
*	Five9 Inc.	8,835	854
*	Pure Storage Inc. Class A	35,774	849
	Concentrix Corp.	5,459	846
*	CACI International Inc. Class A	2,962	830
*	Unity Software Inc.	19,954	798
	CDK Global Inc.	14,601	795
*	Change Healthcare Inc.	32,172	775
*	Dropbox Inc. Class A	36,988	771
	Azenta Inc.	9,564	733
	Universal Display Corp.	5,698	720
*	RingCentral Inc. Class A	11,064	699
*	Coupa Software Inc.	10,017	689
*	Aspen Technology Inc.	3,555	688
*	Mandiant Inc.	30,192	666
*	Elastic NV	10,151	626
	Science Applications International Corp.	7,212	624
	Bentley Systems Inc. Class B	17,987	618
	National Instruments Corp.	17,251	609
	Avnet Inc.	12,458	604
	Dolby Laboratories Inc. Class A	7,581	588
*	Smartsheet Inc. Class A	16,401	585
*	Cirrus Logic Inc.	7,136	582
*	NCR Corp.	16,188	562
	TD SYNNEX Corp.	5,262	546
*	Teradata Corp.	13,732	528
*	IPG Photonics Corp.	4,822	509
	Switch Inc. Class A	14,809	500
	Vertiv Holdings Co. Class A	44,261	486
*	Nutanix Inc. Class A	29,650	480
*	Alteryx Inc. Class A	8,002	445
*	GLOBALFOUNDRIES Inc.	6,965	416
*	Kyndryl Holdings Inc.	29,707	367
*	Procore Technologies Inc.	8,023	365
*	Dun & Bradstreet Holdings Inc.	20,845	360
*	New Relic Inc.	7,289	342
	Xerox Holdings Corp.	18,091	341
	Pegasystems Inc.	5,818	288
*	nCino Inc.	7,496	245
*	Everbridge Inc.	5,701	236
*	Duck Creek Technologies Inc.	10,796	201
*	Jamf Holding Corp.	7,483	193
*	DoubleVerify Holdings Inc.	8,185	182
*	Vimeo Inc.	20,611	179
*	C3.ai Inc. Class A	9,384	178
*	Paycor HCM Inc.	6,649	163
*	Wix.com Ltd.	2,526	159
*	Allegro MicroSystems Inc.	5,017	129
*,1	Skillz Inc. Class A	55,703	106
*	Thoughtworks Holding Inc.	5,800	100
*	Datto Holding Corp.	2,785	98
*	Informatica Inc. Class A	4,522	92
*	Vroom Inc.	39,255	56
	SolarWinds Corp.	4,506	52
*	N-Able Inc.	4,535	45
			1,342,897

		Shares	Market Value ($000)
Telecommunications (2.7%)
	Verizon Communications Inc.	544,965	27,951
	Comcast Corp. Class A	583,925	25,856
	Cisco Systems Inc.	548,765	24,722
	AT&T Inc.	927,882	19,755
*	T-Mobile US Inc.	76,617	10,212
*	Charter Communications Inc. Class A	15,657	7,937
	Motorola Solutions Inc.	21,610	4,749
*	Arista Networks Inc.	31,571	3,229
*	Liberty Broadband Corp. Class C	19,782	2,476
	Lumen Technologies Inc.	132,823	1,626
	Juniper Networks Inc.	41,937	1,287
*	Roku Inc.	13,082	1,241
*	Ciena Corp.	20,334	1,033
	Cable One Inc.	711	927
*	Lumentum Holdings Inc.	9,674	833
*	DISH Network Corp. Class A	32,903	751
*	ViaSat Inc.	9,324	368
*	Altice USA Inc. Class A	28,225	321
	Ubiquiti Inc.	819	214
*	Liberty Broadband Corp. Class A	1,592	194
*	CommScope Holding Co. Inc.	500	4
			135,686
Utilities (3.2%)
	NextEra Energy Inc.	255,112	19,309
	Duke Energy Corp.	99,411	11,186
	Southern Co.	137,807	10,426
	Dominion Energy Inc.	104,458	8,797
	Waste Management Inc.	54,549	8,647
	Sempra Energy (XNYS)	41,589	6,815
	American Electric Power Co. Inc.	64,982	6,630
	Exelon Corp.	126,899	6,237
	Xcel Energy Inc.	69,930	5,269
	Consolidated Edison Inc.	45,847	4,551
	Public Service Enterprise Group Inc.	66,111	4,531
	WEC Energy Group Inc.	41,251	4,334
	Eversource Energy	44,880	4,143
	Republic Services Inc. Class A	26,932	3,605
	American Water Works Co. Inc.	23,730	3,589
	Edison International	48,605	3,398
	DTE Energy Co.	24,917	3,307
	Entergy Corp.	26,251	3,159
	Ameren Corp.	32,580	3,101
	FirstEnergy Corp.	70,611	3,033
	PPL Corp.	98,317	2,967
*	PG&E Corp.	225,697	2,754
	CMS Energy Corp.	37,907	2,693
	Constellation Energy Corp.	42,517	2,639
	CenterPoint Energy Inc.	75,637	2,424
	Alliant Energy Corp.	33,186	2,118
	Evergy Inc.	29,382	2,055
	Atmos Energy Corp.	17,277	2,009
	AES Corp.	86,511	1,907
	Vistra Corp.	61,882	1,632
	NiSource Inc.	50,939	1,602
	NRG Energy Inc.	31,440	1,448
	Essential Utilities Inc.	30,106	1,393
	Pinnacle West Capital Corp.	14,893	1,156

		Shares	Market Value ($000)
	UGI Corp.	26,877	1,149
	OGE Energy Corp.	24,434	1,009
	National Fuel Gas Co.	11,034	811
	IDACORP Inc.	6,643	724
*	Sunrun Inc.	27,364	715
*	Clean Harbors Inc.	6,637	620
*	Stericycle Inc.	12,205	617
	Hawaiian Electric Industries Inc.	14,267	616
	Brookfield Renewable Corp. Class A	16,909	612
	Avangrid Inc.	7,427	353
			160,090
Total Common Stocks (Cost $3,431,714)			4,978,434
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $15,978)	159,796	15,978
Total Investments (100.2%) (Cost $3,447,692)			4,994,412
Other Assets and Liabilities—Net (-0.2%)			(8,574)
Net Assets (100%)			4,985,838
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,355,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,588,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	40	8,263	189
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,978,407	27	—	4,978,434
Temporary Cash Investments	15,978	—	—	15,978
Total	4,994,385	27	—	4,994,412
Derivative Financial Instruments
Assets
Futures Contracts[1]	189	—	—	189
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.